Accrued Severance Pay, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Severance Pay, Net [Abstract]
Schedule of Accrued Severance Pay Liability
	December 31,
	2012	2011
	(in thousands)

Accrued severance pay	$1,150	$3,446
Less - amount funded	742	3,036

	$408	$410